Finance Receivables	24 Months Ended
Oct. 31, 2012
Finance Receivables

3. Finance Receivables

Finance receivables are receivables of our financial services operations, which generally can be repaid without penalty prior to contractual maturity. Finance receivables generally consist of retail and wholesale accounts and retail and wholesale notes. Total finance receivables reported on the Consolidated Balance Sheets are net of an allowance for doubtful accounts. Total assets of our financial services operations net of intercompany balances are $2.6 billion and $3.5 billion as of October 31, 2012 and October 31, 2011, respectively. Included in total assets are finance receivables of $2.1 billion and $2.9 billion as of October 31, 2012 and October 31, 2011, respectively. We have two portfolio segments of finance receivables based on the type of financing inherent to each portfolio. The retail portfolio segment represents loans or leases to end-users for the purchase or lease of vehicles. The wholesale portfolio segment represents loans to dealers to finance their inventory.

Our finance receivables by major classification are as follows:

(in millions)	2012	2011
Retail portfolio	$1,048	$1,613
Wholesale portfolio	1,128	1,334

Total finance receivables	2,176	2,947
Less: Allowance for doubtful accounts	27	34

Total finance receivables, net	2,149	2,913
Less: Current portion, net(A)	1,663	2,198

Noncurrent portion, net	$486	$715

(A)	The current portion of finance receivables is computed based on contractual maturities. Actual cash collections typically vary from the contractual cash flows because of prepayments, extensions, delinquencies, credit losses, and renewals.

As of October 31, 2012, contractual maturities of our finance receivables are as follows:

(in millions)	Retail Portfolio	Wholesale Portfolio	Total
Due in:
2013	$587	$1,128	$1,715
2014	260	—	260
2015	153	—	153
2016	81	—	81
2017	30	—	30
Thereafter	7	—	7

Gross finance receivables	1,118	1,128	2,246
Unearned finance income	(70)	—	(70)

Total finance receivables	$1,048	$1,128	$2,176

Securitizations

Our Financial Services segment transfers wholesale notes, retail accounts receivable, retail notes, finance leases, and operating leases through SPEs, which generally are only permitted to purchase these assets, issue asset-backed securities, and make payments on the securities. In addition to servicing receivables, our continued involvement in the SPEs includes an economic interest in the transferred receivables and, in some cases, managing exposure to interest rates using interest rate swaps and interest rate caps. Effective November 1, 2010, none of these transactions qualified for sale accounting treatment. As a result, the transferred finance receivables are included in our Consolidated Balance Sheets and the related interest earned is included in Finance revenues. For sales that previously qualified for off-balance sheet treatment, an initial gain (loss) was recorded at the time of the sale while servicing fees and excess spread income were recorded as revenue when earned over the life of the finance receivables.

We received net proceeds of $4.6 billion, $4.5 billion, and $1.5 billion from securitizations of finance receivables accounted for as secured borrowings in 2012, 2011, and 2010, respectively.

Effective July 31, 2010, our Financial Services segment amended the wholesale trust agreement with the Navistar Financial Dealer Note Master Trust (“Master Trust”). The amendment disqualified the Master Trust as a QSPE and therefore required the Master Trust to be evaluated for consolidation as a VIE. As we are the primary beneficiary of the Master Trust, the Master Trust’s assets and liabilities are consolidated into the assets and liabilities of the Company.

Components of available wholesale note trust funding facilities were as follows:

(in millions)	Maturity	October 31, 2012	October 31, 2011
Variable funding notes	August 2013	$750	$500
Investor notes	October 2012	—	350
Investor notes	October 2013	224	—
Investor notes	January 2012	—	250

Total wholesale note funding		$974	$1,100

Unutilized funding related to the variable funding notes was $450 million and $170 million at October 31, 2012 and October 31, 2011, respectively.

In November 2011, NFC completed the sale of $224 million of two-year investor notes within the wholesale note trust funding facility. In January 2012 and October 2012, investor notes of $250 million and $350 million, respectively, were paid off upon maturity using collections within the wholesale note trust. In August 2012, the variable funding note facility was renewed with a maturity of August 2013, and increased from $500 million to $750 million.

Our Financial Services segment securitizes eligible retail accounts receivable through TRAC, a consolidated SPE. In March 2012, the TRAC funding was renewed with a $125 million facility. The facility is secured by $103 million of retail accounts and $43 million of cash equivalents as of October 31, 2012, as compared to $174 million of retail accounts and $33 million of cash equivalents as of October 31, 2011. There were $74 million and $9 million of unutilized funding at October 31, 2012 and October 31, 2011, respectively. The renewed TRAC funding facility has a maturity date of March 2013.

Finance Revenues

Finance revenues consist of the following:

(in millions)	2012	2011
Retail notes and finance leases revenue	$98	$137
Wholesale notes interest	87	93
Operating lease revenue	40	32
Retail and wholesale accounts interest	34	27
Securitization income	—	2

Gross finance revenues	259	291
Less: Intercompany revenues	91	91

Finance revenues	$168	$200

As a result of the adoption of new accounting guidance effective November 1, 2011, substantially all of our securitization activity in 2012 and 2011 results in the receivables being carried on our Consolidated Balance Sheet. Cash flows from off-balance sheet securitization transactions are as follows:

(in millions)	2010
Proceeds from sales of finance receivables	$3,509
Servicing fees	6
Cash from net excess spread	32
Investment Income	—

Net cash from securitization transactions	$3,547